SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

Note 17    SHARE-BASED COMPENSATION

On December 27, 2018, Nocera granted Mr. Yin-Chieh Cheng quarterly option awards of 250,000 Series A warrants for 20 quarters (i.e., 5 years) for a total of 5,000,000 Series A warrants with an exercise price of $0.50 per share, subject to continued employment for services as Chairman of the Board of Directors (the “Board”) and a Director.

On June 1, 2020, Nocera granted Mr. Shun-Chih Chuang and Mr. Hsien-Wen Yu 50,000 Class A warrants and 60,000 Class A warrants separately, each with an exercise price of $0.50 per share, for serving as the Company’s Chief Financial Officer and Chief Operating Officer, respectively. The Company also granted 2 employees 50,000 Class A warrants with an exercise price of $0.50 per share. The Class A warrants consist of the right to purchase one share of Company common stock for $0.50 per share from the date of issuance until April 23, 2026.

On June 1, 2020, Nocera granted Mr. Michael A. Littman 50,000 Class A warrants with an exercise price of $0.50 per share and 50,000 Class B warrants with exercise price of $1.00 per share. Mr. Littman exercised 50,000 Class A warrants and 50,000 Class B warrants on August 11, 2021. The Class A warrants consist of the right to purchase one share of Company common stock for $0.50 per share from the date of issuance until April 23, 2026. The Class B warrants consist of the right to purchase one share of common stock for $1.00 per share separately from the date of issuance until April 23, 2026.

On December 1, 2021, Nocera granted Mr. Shun-Chih Chuang and Mr. Hsien-Wen Yu 75,000 Class A warrants and 60,000 Class A warrants separately, each with an exercise price of $0.50 per share, for serving as the Company’s Chief Financial Officer and Chief Operating Officer, respectively. The Company also granted 2 employees 70,000 Class A warrant with an exercise price of $0.50 per share.

On December 31, 2021, the Company issued an aggregate of 505,000 shares of common stock to Mr. Shun-Chih Chuang and a total of five consultants in consideration for services rendered.

On December 22, 2022, the Company issued 150,000 and 75,000 shares of common stock to Chen-Chun Chung and TraDigital respectively in consideration for services rendered.

On March 22, 2023, the Company issued 450,000 shares of common stock to Hanover International, Inc. respectively in consideration for services rendered.

On July 31, 2023, Nocera granted Mr. Andy Chin-An Jin 240,000 restricted shares of common stock, of which vests at the end of every three-month period after July 31, 2023 in equal installments over the period of one year, subject to the employment for services as Chief Executive Officer. On December 5, 2023, the Company issued 60,000 shares of our common stock to our Chief Executive Officer, Andy Chin-An Jin.

On October 11, 2023, the Company issued 20,000 shares of common stock to Mr. Nick Chang in consideration of service rendered as a consultant for three years.

On December 5, 2023, the Company vested 60,000 shares of our common stock to our Chief Executive Officer, Andy Chin-An Jin.

On August 26, 2024, the Company vested 180,000 shares of our common stock to our Chief Executive Officer, Andy Chin-An Jin.

The estimated fair value of share-based compensation for employees is recognized as a charge against income on a ratable basis over the requisite service period, which is generally the vesting period of the award. The fair value of stock option grant was estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions:

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)

Dividend yield	N/A	N/A
Risk-free interest rate	3.71%	4.2%
Expected term (in years)	2.15	2.74
Volatility	35.37%	36.25%

The Company estimated the grant date fair value of time-based stock option awards using the Black-Scholes option valuation model, which requires assumptions involving an estimate of the fair value of the underlying common stock on the date of grant, the expected term of the options, volatility, discount rate and dividend yield. The Company calculated expected option terms based on the “simplified” method for “plain vanilla” options due to the limited exercise information. The “simplified method” calculates the expected term as the average of the vesting term and the original contractual term of the options. The Company calculated volatility using the average adjusted volatility of quick companies feature of Capital IQ for a period of time reflective of the expected option term, while the discount rate was estimated using the interest rate for a treasury note with the same contractual term as the options granted. Dividend yield is estimated at our current dividend rate, which adjusts for any known future changes in the rate.

For the six months ended June 30, 2024 and year ended December 31, 2023, $30,165 and $163,621 share-based compensation expenses was recognized into additional paid-in capital of the Company, respectively.

For the years ended December 31, 2024, $60,831 share-based compensation expenses were recognized into additional paid-in capital of the Company, respectively.